Other long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Other long-term investments
Schedule of other long-term investments

	As of December 31,
	2021	2022
Available-for-sale debt investment (Note 2(k))	—	3,000
Investments in equity securities without readily determinable fair values	16,152	13,775
Total other long-term investments, gross	16,152	16,775
Less: Impairment of investments in equity securities without readily determinable fair values	(4,038)	(10,805)
	12,114	5,970

Schedule of movement of other long-term investments and prepayments for long-term investments

	For the years ended
	December 31,
	2021	2022
Balance at the beginning of year	11,575	12,114
Investments made/transferred from prepayments	4,502	3,500
Transfer to short-term investments	—	(1,510)
Impairment	(4,038)	(10,805)
Exchange differences	75	(329)
Balance at the end of year	12,114	2,970